Expenses by nature - Summary of Expenses by Nature Administrative Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Attribution of expenses by nature to their function
Employee benefit expenses	₺ (26,575,655)	₺ (20,529,037)	₺ (14,345,749)
Administrative expenses
Attribution of expenses by nature to their function
Employee benefit expenses	(4,993,571)	(3,530,633)	(2,438,672)
Consultancy expenses	(327,385)	(297,541)	(329,147)
Service expenses	(266,841)	(227,629)	(198,849)
Maintenance and repair expenses	(105,056)	(103,594)	(126,193)
Collection expenses	(301,800)	(186,048)	(130,001)
Travel and entertainment expenses	(172,857)	(120,415)	(90,750)
Utility expenses	(9,548)	(11,558)	(56,895)
Others	(742,804)	(474,078)	(353,615)
Operating expense	₺ (6,919,862)	₺ (4,951,496)	₺ (3,724,122)